Commitments and contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies

Pledged assets
The book value of assets pledged under secured credit facilities as of December 31, 2016 was $2,528.8 million.

Newbuilding Commitments
As of December 31, 2016, we no longer had any contractual commitments under newbuilding contracts. The West Rigel semi-submersible rig was reclassified as an asset held for sale as at December 31, 2016 due to the arrangements made with the shipyard. Refer to Note 12 "Asset held for sale" for more information

Leased Premises Commitments
The related operating lease commitments are summarized in the table below:

(In millions of U.S. dollars)	2017	2018	2019	2020	2021	2022 and thereafter
Leased premises	3.7	3.1	3.1	3.0	3.0	1.9

Guarantees
The Company has not issued any guarantees in favor of third parties. Refer to Note 21 "Related party transactions" for disclosure of the guarantees provided by Seadrill on behalf of the Company.

Legal Proceedings
From time to time we are a party, as plaintiff or defendant, to lawsuits in various jurisdictions for demurrage, damages, off-hire and other claims and commercial disputes arising from the construction or operation of our drilling units, in the ordinary course of business or in connection with our acquisition or disposal activities. Other than as disclosed below, we believe that the resolution of such claims will not have a material impact individually or in the aggregate on our operations or financial condition. Our best estimate of the outcome of the various disputes has been reflected in our Consolidated Financial Statements as of December 31, 2016.

In December 2014, a purported shareholder class action lawsuit, Fuchs et al. v. Seadrill Limited et al., No. 14-cv-9642 (LGS)(KNF), was filed in US Federal District Court in the Southern District of New York, alleging, among other things, that Seadrill and certain of its executives made materially false and misleading statements in connection with the payment of dividends. In January 2015, a second purported shareholder class action lawsuit, Heron v. Seadrill Limited et al., No. 15-cv-0429 (LGS)(KNF), was filed in the same court on similar grounds. In March 2015, a third purported shareholder class action lawsuit, Glow v. Seadrill Limited et al., No. 15-cv-1770 (LGS)(KNF), was filed in the same court on similar grounds. On March 24, 2015, the court consolidated these complaints into a single action. On June 23, 2015 the court appointed co-lead plaintiffs and co-lead counsel and ordered the co-lead plaintiffs to file a single consolidated amended by complaint by July 23, 2015.

The amended complaint was filed on July 23, 2015 including North Atlantic Drilling as a defendant. It alleges, among other things, that Seadrill Limited, North Atlantic Drilling and certain of our and its executives made materially false and misleading statements in connection with the payment of dividends, the failure to disclose the risks to the Rosneft transaction as a result of various enacted government sanctions and the inclusion in backlog of $4.1 billion attributable to the Rosneft transaction.

The defendants filed their Motion to Dismiss the Complaint on October 13, 2015. The plaintiffs, in turn, filed their Opposition to the Motion to Dismiss on November 12, 2015 and Defendants filed the Reply Brief on December 4, 2015.

On June 21, 2016 the court issued an order granting the defendants' Motion to Dismiss. On July 15, 2016 the Court entered a judgment dismissing the Complaint with prejudice. The thirty days' appeal period has expired without appeal and the matter is therefore closed.

In addition, the Company has received voluntary requests for information from the U.S. Securities and Exchange Commission concerning, among other things, statements in connection with its payment of dividends, inclusion of contracts in the Company's backlog, and its contracts with Rosneft.

Other Matters
North Atlantic Drilling, and all other offshore contractors that are members of the Norwegian Shipowners’ Association, lost a Norwegian court case in July 2015 concerning the pension rights of night shift compensation for offshore workers. The case was appealed to the Supreme Court of Norway and the hearing was held in June 2016. The Supreme Court of Norway ruled in favor of the members of the Norwegian Shipowners’ Association, and as such the Company does not consider there to be any remaining contingent liability.

In February 2016 North Atlantic Drilling was notified of certain customer claims. The client withheld amounts from invoice payments due in the first quarter of 2016, which were settled in January 2017 for $34.7 million subsequent to the Consolidated Balance Sheet date. The settlement has been reflected as at December 31, 2016 and $2.8 million of contract revenue has been reversed.